Severance, acquisition and other costs (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Severance	(92)	(79)
Acquisition and other	(44)	(111)
Total severance, acquisition and other costs	(136)	(190)